UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here is Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
				                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Night Owl Capital Management, LLC
Address:		55 Old Field Point Road
			Greenwich, CT  06830

13F File Number: 028-12639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required itmes, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		  John Kim
Title:		Managing Director
Phone:		203-302-3870

Signature,      Place,                  and Date of Signing:

John Kim   Greenwich, Connecticut   August 14, 2012

Report Type (Check only one.):

[X]	  13F HOLDINGS REPORT.

[ ]	  13F NOTICE.

[ ] 	13F COMBINATION REPORT

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		    0

Form 13F Information Table Entry Total:		30

Form 13F Information Table Value Total:		$129047
                              (x 1000)

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List of Other Included Managers:
 No.	Form 13F File Number	          Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRGAS INC		       COM		009363102     5683    67650 SH	     Sole				       67650
AON PLC 		       COM		G0408V102     8659   185094 SH	     Sole				      185094
APPLE COMPUTER  	       COM	        037833100     4191     7176 SH	     Sole				        7176
AUTOZONE                       COM              053332102     7746    21097 SH       Sole                                      21097
BAIDU ADR REP ONE CL A 	       COM              056752108     6481    56366 SH       Sole                                      56366
BERKSHIRE HATHAWAY INC CL A    COM	        084670108     1874	 15 SH	     Sole				          15
BERKSHIRE HATHAWAY INC CL B    COM	        084670207      345     4137 SH	     Sole				        4137
CH ROBINSON WORLDWIDE INC      COM	        12541W209     4843    82738 SH	     Sole				       82738
COPART INC 		       COM	        217204106      468    19760 SH	     Sole				       19760
DOLLAR GENERAL		       COM		256677105     4023    73967 SH       Sole				       73967
DUNKIN BRANDS		       COM		265504100     3086    89862 SH       Sole				       89862
ECOLAB INC       	       COM              278865100     8760   127827 SH       Sole                                     127827
FASTENAL CO.  		       COM	        311900104     1083    26856 SH	     Sole				       26856
GOOGLE			       COM	        38259P508     5891    10155 SH	     Sole			               10155
JOHNSON & JOHNSON	       COM	        478160104     1648    24397 SH	     Sole				       24397
KRAFT FOODS INC		       COM		50075N104      737    19080 SH       Sole				       19080
LKQ CORPORATION		       COM	        501889208      778    23320 SH	     Sole				       23320
MASTERCARD		       COM		57636Q104     7156    16638 SH       Sole				       16638
MCDONALDS CORPORATIONS 	       COM	        580135101     4035    45578 SH	     Sole				       45578
MICROSOFT CORP 		       COM	        594918104      403    13170 SH	     Sole				       13170
NEWS CORP - CL A	       COM		65248E104     7807   350250 SH       Sole	 			      350250
O'REILLY AUTOMOTIVE INC        COM              67103H107     7077    84476 SH       Sole                                      84476
ORACLE CORP  	               COM	        68389x105     4545   153027 SH	     Sole				      153027
PFIZER  	               COM	        717081103      212     9226 SH	     Sole				        9226
PRICELINE.COM INC.	       COM              741503403    11515    17328 SH       Sole				       17328
ROBERT HALF, INC. 	       COM	        770323103      240     8400 SH	     Sole				        8400
SEI INVESTMENTS CO  	       COM	        784117103      377    18960 SH	     Sole				       18960
SENSATA TECHNOLOGIES HOLDING   COM              N7902X106     3220   120235 SH       Sole                                     120235
THERMO FISHER SCIENTIFIC       COM	        883556102     5700   109802 SH	     Sole				      109802
VISA INC.		       COM		92826C839    10465    84650 SH       Sole				       84650




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